Debt - Narrative (Details) € in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 01, 2016 USD ($)	Sep. 15, 2016	Mar. 13, 2009 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Nov. 07, 2006 USD ($)
Debt Instrument [Line Items]
Loss on redemption of debt					$ 0	$ 1,566	$ 22,203
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac [Domain]
Debt Instrument [Line Items]
Face amount of debt instrument | €								€ 750,000
Debt Issuance Percentage of Fair Value		99.144%
Stated interest rate of debt instrument					1.25%			1.25%
Maturity date					Sep. 15, 2026
Payment frequency					annually
Date of first required interest payment					Sep. 15, 2017
Senior Notes [Member] | Notes Issued By Partner Re Finance A LLC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 250,000
Stated interest rate of debt instrument	6.875%
Maturity date	Nov. 01, 2016
Loss on redemption of debt				$ 22,000
Consideration Paid On Extinguishment Of Debt				$ 272,000
Senior Notes [Member] | Notes Issued By Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument					$ 500,000
Stated interest rate of debt instrument					5.50%			5.50%
Payment frequency					semi-annually
Senior Notes [Member] | Notes Issued To Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument					5.50%			5.50%
Maturity date					Jun. 01, 2020
Payment frequency					semi-annually
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Face amount of debt instrument					$ 63,384				$ 250,000
Amount of debt extinguished			$ 187,000
Maturity date range start					Dec. 01, 2016
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | June 1, 2007 - December 1, 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument					6.44%			6.44%
Payment frequency					semi-annually
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | December 1, 2016 - December 1, 2066 [Member]
Debt Instrument [Line Items]
Payment frequency					quarterly
Reference rate for variable rate interest payments					3-month LIBOR
Interest rate in excess of LIBOR					2.325%
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Face amount of debt instrument									$ 258,000
Carrying amount at balance sheet date					$ 71,000
Amount of debt extinguished			$ 187,000
Maturity date range start					Dec. 01, 2016
Maturity date range end					Dec. 01, 2066
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member] | June 1, 2007 - December 1, 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument					6.44%			6.44%
Payment frequency					semi-annually
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member] | December 1, 2016 - December 1, 2066 [Member]
Debt Instrument [Line Items]
Payment frequency					quarterly
Reference rate for variable rate interest payments					3-month LIBOR
Interest rate in excess of LIBOR					2.325%
PartnerRe U.S. Corporation [Member]
Debt Instrument [Line Items]
Percentage Ownership					100.00%